Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 1,668,239	¥ 2,339,902
Other		414,363	393,410
Collateral pledged for derivative transactions		900,101	1,088,847
Margins provided for futures contracts		338,584	297,496
Other		888,466	939,557
Prepaid pension cost		851,035	999,962
Right-of-use assets		594,381	611,533
Security deposits		103,728	104,915
Loans held for sale		46,749	29,834
Other		681,447	651,572
Total		6,487,093	7,457,028
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		2,450,159	2,576,887
Other		425,615	403,501
Guaranteed trust principal	[1]	807,635	814,509
Lease liabilities		¥ 615,846	636,541
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Lease liabilities
Collateral accepted for derivative transactions		¥ 721,662	763,642
Margins accepted for futures contracts		913,262	555,760
Unearned income		113,450	120,521
Other		1,457,152	1,337,397
Total		¥ 7,504,781	¥ 7,208,758

[1]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.